Cover	Jan. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2023
Entity File Number	000-55710
Entity Registrant Name	NioCorp Developments Ltd.
Entity Central Index Key	0001512228
Entity Tax Identification Number	98-1262185
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 South Yosemite Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	639-4647
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false